Debt - Schedule of Installments (Details) - Dec. 31, 2025 € in Thousands, $ in Millions	USD ($)	EUR (€)
Debt Instrument, Redemption [Line Items]
2027 | $	$ 470
2028 | $	823
2029 | $	985
2030 | $	$ 1,058
Term loan | Euro Term Loan Facilities due September 2030
Debt Instrument, Redemption [Line Items]
2027 | €		€ 200
2028 | €		200
2029 | €		200
2030 | €		€ 400